Consolidated Balance Sheets - Parenthetical - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Details
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,200,000,000	1,200,000,000
Common Stock, Shares, Issued	396,736,506	413,035,675
Common Stock, Shares, Outstanding	396,736,506	413,035,675